Property and equipment	6 Months Ended
Sep. 30, 2022
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
4.	PROPERTY AND EQUIPMENT

	Computer and equipment	Automobiles	Total
	US$	US$	US$
Cost
As of April 1, 2021	198,637	99,939	298,576
Additions	34,517	253,812	288,329
Acquisition of a subsidiary	5,035	7,637	12,672
Exchange realignment	6,715	3,379	10,094
As of March 31, 2022	244,904	364,767	609,671
Additions	13,977	1,077	15,054
Disposals	(162,690)	-	(162,690)
Exchange realignment	(17,684)	(37,552)	(55,236)
As of September 30, 2022	78,507	328,292	406,799
Accumulated depreciation
As of April 1, 2021	198,637	51,647	250,284
Depreciation for the year	22,336	42,641	64,977
Exchange realignment	(2,829)	(735)	(3,564)
As of March 31, 2022	218,144	93,553	311,697
Depreciation for the period	5,060	70,104	75,164
Disposals	(155,633)	-	(155,633)
Exchange realignment	(15,474)	(13,950)	(29,424)
As of September 30, 2022	52,097	149,707	201,804
Carrying amounts
As of September 30, 2022	26,410	178,585	204,995
As of March 31, 2022	26,760	271,214	297,974